Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended		21 Months Ended	51 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 20, 2022	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 25, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
C000077650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class A Shares/JDBAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	18.70%				7.90%	8.09%
C000077650 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class A Shares/JDBAX) at NAV
Account Value	$ 23,109		$ 23,109	$ 23,109	$ 23,109	$ 23,109				$ 18,346					$ 16,526		$ 19,473		$ 16,716		$ 14,890	$ 13,826	$ 12,148	$ 10,523	$ 9,941	$ 10,000
Average Annual Return, Percent	25.96%				9.19%	8.74%
C000077651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class C Shares/JABCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	24.03%	[1]			8.41%	7.98%
C000077651 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class C Shares/JABCX) at NAV
Account Value	$ 21,550		21,550	21,550	$ 21,550	$ 21,550				17,236					15,638		18,556		16,042		14,393	13,455	11,900	10,378	9,875	10,000
Average Annual Return, Percent	25.03%				8.41%	7.98%
C000083512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class D Shares/JANBX)
Account Value	$ 23,585		23,585	23,585	$ 23,585	$ 23,585				18,692					16,804		19,763		16,934		15,056	13,947	12,224	10,567	9,962	10,000
Average Annual Return, Percent	26.17%				9.39%	8.96%
C000077652 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class I Shares/JBALX)
Account Value	$ 23,720		23,720	23,720	$ 23,720	$ 23,720				18,791					16,887		19,851		17,001		15,107	13,985	12,248	10,578	9,970	10,000
Average Annual Return, Percent	26.23%				9.44%	9.02%
C000114869 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class N Shares/JABNX)
Account Value	$ 23,908		23,908	23,908	$ 23,908	$ 23,908				18,927					16,991		19,959		17,078		15,165	14,032	12,281	10,601	9,980	10,000
Average Annual Return, Percent	26.32%				9.53%	9.11%
C000077653 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class R Shares/JDBRX)
Account Value	$ 22,193		22,193	22,193	$ 22,193	$ 22,193				17,694					16,008		18,944		16,333		14,609	13,616	12,010	10,441	9,906	10,000
Average Annual Return, Percent	25.43%				8.72%	8.30%
C000077654 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class S Shares/JABRX)
Account Value	$ 22,752		22,752	22,752	$ 22,752	$ 22,752				18,096					16,330		19,273		16,578		14,791	13,751	12,097	10,492	9,929	10,000
Average Annual Return, Percent	25.73%				8.99%	8.57%
C000028918 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Balanced Fund (Class T Shares/JABAX)
Account Value	$ 23,338		23,338	23,338	$ 23,338	$ 23,338				18,515					16,664		19,621		16,830		14,980	13,889	12,190	10,543	9,954	10,000
Average Annual Return, Percent	26.05%				9.27%	8.84%
C000077655 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	40.28%				18.36%	18.46%
C000077655 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class A Shares/JATAX) at NAV
Account Value	$ 57,725		57,725	57,725	$ 57,725	$ 57,725				38,786					28,071		44,919		35,047		23,422	21,746	16,775	12,724	10,163	10,000
Average Annual Return, Percent	48.83%				19.77%	19.16%
C000077656 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	46.72%	[2]			18.96%	18.35%
C000077656 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class C Shares/JAGCX) at NAV
Account Value	$ 53,928		53,928	53,928	$ 53,928	$ 53,928				36,507					26,602		42,831		33,633		22,640	21,164	16,440	12,559	10,097	10,000
Average Annual Return, Percent	47.72%				18.96%	18.35%
C000083513 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class D Shares/JNGTX)
Account Value	$ 58,841		58,841	58,841	$ 58,841	$ 58,841				39,467					28,508		45,529		35,452		23,650	21,915	16,879	12,776	10,187	10,000
Average Annual Return, Percent	49.09%				20.00%	19.39%
C000077657 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class I Shares/JATIX)
Account Value	$ 59,204		59,204	59,204	$ 59,204	$ 59,204				39,696					28,662		45,750		35,615		23,745	21,992	16,921	12,798	10,192	10,000
Average Annual Return, Percent	49.15%				20.05%	19.46%
C000177052 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class N Shares/JATNX)
Account Value	$ 59,407		59,407	59,407	$ 59,407	$ 59,407				39,796					28,706		45,792		35,610		23,725	21,954	16,883	12,771	10,187	10,000
Average Annual Return, Percent	49.28%				20.15%	19.50%
C000077658 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class S Shares/JATSX)
Account Value	$ 56,790		56,790	56,790	$ 56,790	$ 56,790				38,232					27,720		44,435		34,734		23,257	21,637	16,726	12,705	10,159	10,000
Average Annual Return, Percent	48.54%				19.55%	18.97%
C000028919 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Technology and Innovation Fund (Class T Shares/JAGTX)
Account Value	$ 58,338		58,338	58,338	$ 58,338	$ 58,338				39,168					28,321		45,281		35,303		23,571	21,862	16,855	12,771	10,187	10,000
Average Annual Return, Percent	48.94%				19.87%	19.29%
C000077659 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	19.60%				10.52%	10.95%
C000077659 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class A Shares/JDNAX) at NAV
Account Value	$ 29,983		29,983	29,983	$ 29,983	$ 29,983				23,628					19,919		23,265		18,136		17,139	16,089	13,579	11,173	9,721	10,000
Average Annual Return, Percent	26.90%				11.83%	11.61%
C000077660 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class C Shares/JGICX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	25.08%	[3]			11.13%	10.84%
C000077660 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class C Shares/JGICX) at NAV
Account Value	$ 27,997		27,997	27,997	$ 27,997	$ 27,997				22,206					18,833		22,138		17,366		16,521	15,622	13,285	11,009	9,648	10,000
Average Annual Return, Percent	26.08%				11.13%	10.84%
C000083515 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class D Shares/JNGIX)
Account Value	$ 30,619		30,619	30,619	$ 30,619	$ 30,619				24,071					20,238		23,578		18,330		17,281	16,193	13,643	11,207	9,734	10,000
Average Annual Return, Percent	27.20%				12.12%	11.84%
C000077661 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class I Shares/JGINX)
Account Value	$ 30,797		30,797	30,797	$ 30,797	$ 30,797				24,199					20,334		23,677		18,400		17,341	16,236	13,672	11,222	9,740	10,000
Average Annual Return, Percent	27.27%				12.17%	11.91%
C000114870 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class N Shares/JDNNX)
Account Value	$ 30,825		30,825	30,825	$ 30,825	$ 30,825				24,202					20,321		23,646		18,358		17,286	16,179	13,615	11,187	9,726	10,000
Average Annual Return, Percent	27.37%				12.26%	11.92%
C000077662 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class R Shares/JDNRX)
Account Value	$ 28,737		28,737	28,737	$ 28,737	$ 28,737				22,736					19,243		22,566		17,655		16,754	15,800	13,399	11,073	9,676	10,000
Average Annual Return, Percent	26.40%				11.40%	11.13%
C000077663 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class S Shares/JADGX)
Account Value	$ 29,541		29,541	29,541	$ 29,541	$ 29,541				23,307					19,670		23,000		17,948		16,985	15,973	13,505	11,131	9,703	10,000
Average Annual Return, Percent	26.75%				11.71%	11.44%
C000028923 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Growth and Income Fund (Class T Shares/JAGIX)
Account Value	$ 30,324		30,324	30,324	$ 30,324	$ 30,324				23,862					20,085		23,421		18,228		17,204	16,136	13,610	11,187	9,726	10,000
Average Annual Return, Percent	27.08%				12.00%	11.73%
C000077669 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class A Shares/JRAAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	37.13%				16.09%	13.62%
C000077669 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class A Shares/JRAAX) at NAV
Account Value	$ 38,040		38,040	38,040	$ 38,040	$ 38,040				26,144					19,814		27,557		22,470		17,005	16,513	13,364	11,452	10,483	10,000
Average Annual Return, Percent	45.50%				17.47%	14.29%
C000077670 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class C Shares/JRACX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	43.73%	[4]			16.65%	13.50%
C000077670 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class C Shares/JRACX) at NAV
Account Value	$ 35,482		35,482	35,482	$ 35,482	$ 35,482				24,516					18,745		26,247		21,551		16,426	16,060	13,086	11,292	10,408	10,000
Average Annual Return, Percent	44.73%				16.65%	13.50%
C000083517 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class D Shares/JNRFX)
Account Value	$ 38,789		38,789	38,789	$ 38,789	$ 38,789				26,608					20,130		27,934		22,734		17,174	16,642	13,438	11,495	10,500	10,000
Average Annual Return, Percent	45.78%				17.70%	14.52%
C000077671 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class I Shares/JRAIX)
Account Value	$ 39,025		39,025	39,025	$ 39,025	$ 39,025				26,761					20,237		28,069		22,833		17,237	16,697	13,471	11,516	10,509	10,000
Average Annual Return, Percent	45.83%				17.75%	14.59%
C000114872 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class N Shares/JRANX)
Account Value	$ 39,332		39,332	39,332	$ 39,332	$ 39,332				26,948					20,362		28,223		22,939		17,304	16,746	13,505	11,532	10,521	10,000
Average Annual Return, Percent	45.95%				17.85%	14.68%
C000177053 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class R Shares/JRARX)
Account Value	$ 36,769		36,769	36,769	$ 36,769	$ 36,769				25,381					19,322		26,987		22,105		16,812	16,393	13,321	11,407	10,450	10,000
Average Annual Return, Percent	44.87%				16.94%	13.91%
C000077672 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class S Shares/JRASX)
Account Value	$ 37,403		37,403	37,403	$ 37,403	$ 37,403				25,758					19,561		27,254		22,265		16,882	16,418	13,307	11,419	10,468	10,000
Average Annual Return, Percent	45.21%				17.25%	14.10%
C000028926 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Research Fund (Class T Shares/JAMRX)
Account Value	$ 38,427		38,427	38,427	$ 38,427	$ 38,427				26,386					19,982		27,762		22,618		17,100	16,590	13,408	11,478	10,494	10,000
Average Annual Return, Percent	45.64%				17.58%	14.41%
C000077678 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class A Shares/JORAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	25.37%				12.02%	9.17%
C000077678 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class A Shares/JORAX) at NAV
Account Value	$ 25,504		25,504	25,504	$ 25,504	$ 25,504				19,177					15,946		19,553		14,705		13,621	13,720	12,474	9,920	9,397	10,000
Average Annual Return, Percent	32.99%				13.37%	9.81%
C000077679 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class C Shares/JORCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	30.98%	[5]			12.41%	8.91%
C000077679 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class C Shares/JORCX) at NAV
Account Value	$ 23,487		23,487	23,487	$ 23,487	$ 23,487				17,796					14,925		18,457		14,000		13,084	13,291	12,176	9,760	9,318	10,000
Average Annual Return, Percent	31.98%				12.41%	8.91%
C000083520 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class D Shares/JANRX)
Account Value	$ 25,997		25,997	25,997	$ 25,997	$ 25,997				19,513					16,196		19,812		14,866		13,741	13,811	12,531	9,952	9,410	10,000
Average Annual Return, Percent	33.23%				13.60%	10.03%
C000077680 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class I Shares/JORFX)
Account Value	$ 26,188		26,188	26,188	$ 26,188	$ 26,188				19,660					16,309		19,945		14,961		13,821	13,876	12,590	9,982	9,421	10,000
Average Annual Return, Percent	33.20%				13.63%	10.11%
C000114874 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class N Shares/JSLNX)
Account Value	$ 26,250		26,250	26,250	$ 26,250	$ 26,250				19,679					16,308		19,924		14,934		13,779	13,818	12,523	9,941	9,405	10,000
Average Annual Return, Percent	33.39%				13.76%	10.13%
C000077681 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class R Shares/JORRX)
Account Value	$ 24,214		24,214	24,214	$ 24,214	$ 24,214				18,313					15,310		18,875		14,280		13,309	13,472	12,323	9,839	9,350	10,000
Average Annual Return, Percent	32.22%				12.72%	9.25%
C000077682 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class S Shares/JORIX)
Account Value	$ 24,869		24,869	24,869	$ 24,869	$ 24,869				18,760					15,639		19,247		14,518		13,491	13,624	12,420	9,895	9,377	10,000
Average Annual Return, Percent	32.56%				13.01%	9.54%
C000028933 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Select Fund (Class T Shares/JORNX)
Account Value	$ 25,823		25,823	25,823	$ 25,823	$ 25,823				19,407					16,111		19,733		14,820		13,713	13,787	12,515	9,941	9,405	10,000
Average Annual Return, Percent	33.06%				13.49%	9.95%
C000077683 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	25.72%				12.48%	8.85%
C000077683 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class A Shares/JCNAX) at NAV
Account Value	$ 24,775		24,775	24,775	$ 24,775	$ 24,775				18,572					15,625		21,336		15,044		12,969	11,924	10,191	9,171	8,924	10,000
Average Annual Return, Percent	33.40%				13.82%	9.50%
C000077684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class C Shares/JCNCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	31.41%	[6]			13.03%	8.73%
C000077684 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class C Shares/JCNCX) at NAV
Account Value	$ 23,091		23,091	23,091	$ 23,091	$ 23,091				17,439					14,765		20,320		14,421		12,518	11,582	9,971	9,032	8,852	10,000
Average Annual Return, Percent	32.41%				13.03%	8.73%
C000083521 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class D Shares/JACNX)
Account Value	$ 25,325		25,325	25,325	$ 25,325	$ 25,325				18,941					15,897		21,658		15,233		13,099	12,019	10,250	9,203	8,937	10,000
Average Annual Return, Percent	33.71%				14.09%	9.74%
C000077685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class I Shares/JCONX)
Account Value	$ 25,449		25,449	25,449	$ 25,449	$ 25,449				19,031					15,968		21,746		15,294		13,143	12,052	10,270	9,212	8,940	10,000
Average Annual Return, Percent	33.73%				14.13%	9.79%
C000114875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class N Shares/JCNNX)
Account Value	$ 25,526		25,526	25,526	$ 25,526	$ 25,526				19,062					15,978		21,738		15,278		13,114	12,014	10,236	9,188	8,932	10,000
Average Annual Return, Percent	33.91%				14.25%	9.82%
C000077686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class R Shares/JCNRX)
Account Value	$ 23,634		23,634	23,634	$ 23,634	$ 23,634				17,800					15,048		20,645		14,637		12,682	11,720	10,075	9,097	8,887	10,000
Average Annual Return, Percent	32.78%				13.26%	8.98%
C000077687 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class S Shares/JCNIX)
Account Value	$ 24,279		24,279	24,279	$ 24,279	$ 24,279				18,241					15,375		21,045		14,874		12,854	11,845	10,149	9,144	8,908	10,000
Average Annual Return, Percent	33.10%				13.56%	9.28%
C000028934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Contrarian Fund (Class T Shares/JSVAX)
Account Value	$ 25,103		25,103	25,103	$ 25,103	$ 25,103				18,793					15,787		21,533		15,166		13,050	11,981	10,231	9,188	8,932	10,000
Average Annual Return, Percent	33.57%				13.98%	9.64%
C000077688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class A Shares/JDIAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	14.38%				9.63%	4.14%
C000077688 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class A Shares/JDIAX) at NAV
Account Value	$ 15,919		15,919	15,919	$ 15,919	$ 15,919				13,118					10,769		13,755		10,300		9,472	9,840	9,630	7,932	7,742	10,000
Average Annual Return, Percent	21.36%				10.94%	4.76%
C000077689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class C Shares/JIGCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	19.58%	[7]			10.07%	3.96%
C000077689 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class C Shares/JIGCX) at NAV
Account Value	$ 14,743		14,743	14,743	$ 14,743	$ 14,743				12,227					10,106		13,022		9,835		9,124	9,551	9,417	7,813	7,685	10,000
Average Annual Return, Percent	20.58%				10.07%	3.96%
C000083522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class D Shares/JNOSX)
Account Value	$ 16,384		16,384	16,384	$ 16,384	$ 16,384				13,468					11,024		14,043		10,489		9,618	9,962	9,717	7,978	7,766	10,000
Average Annual Return, Percent	21.65%				11.24%	5.06%
C000077690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class I Shares/JIGFX)
Account Value	$ 16,446		16,446	16,446	$ 16,446	$ 16,446				13,512					11,059		14,081		10,512		9,635	9,974	9,727	7,989	7,771	10,000
Average Annual Return, Percent	21.71%				11.29%	5.10%
C000114876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class N Shares/JDINX)
Account Value	$ 16,617		16,617	16,617	$ 16,617	$ 16,617				13,639					11,152		14,182		10,579		9,688	10,015	9,757	8,004	7,778	10,000
Average Annual Return, Percent	21.83%				11.40%	5.21%
C000077691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class R Shares/JDIRX)
Account Value	$ 15,434		15,434	15,434	$ 15,434	$ 15,434				12,762					10,513		13,474		10,121		9,340	9,729	9,550	7,887	7,721	10,000
Average Annual Return, Percent	20.93%				10.57%	4.44%
C000077692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class S Shares/JIGRX)
Account Value	$ 15,834		15,834	15,834	$ 15,834	$ 15,834				13,061					10,730		13,716		10,279		9,462	9,830	9,622	7,929	7,740	10,000
Average Annual Return, Percent	21.23%				10.85%	4.70%
C000028935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Overseas Fund (Class T Shares/JAOSX)
Account Value	$ 16,247		16,247	16,247	$ 16,247	$ 16,247				13,368					10,955		13,966		10,439		9,583	9,932	9,700	7,970	7,762	10,000
Average Annual Return, Percent	21.54%				11.14%	4.97%
C000077722 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class A Shares/JGMAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	15.99%				5.69%	8.89%
C000077722 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class A Shares/JGMAX) at NAV
Account Value	$ 24,873		24,873	24,873	$ 24,873	$ 24,873				20,212					18,205		24,814		18,600		17,776	18,268	14,701	12,144	10,483	10,000
Average Annual Return, Percent	23.06%				6.95%	9.54%
C000077723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class C Shares/JGMCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	21.39%	[8]			6.39%	8.92%
C000077723 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class C Shares/JGMCX) at NAV
Account Value	$ 23,494		23,494	23,494	$ 23,494	$ 23,494				19,196					17,376		23,800		17,933		17,241	17,821	14,429	11,990	10,416	10,000
Average Annual Return, Percent	22.39%				6.39%	8.92%
C000083530 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class D Shares/JANIX)
Account Value	$ 25,686		25,686	25,686	$ 25,686	$ 25,686				20,809					18,681		25,378		18,961		18,062	18,508	14,846	12,221	10,519	10,000
Average Annual Return, Percent	23.44%				7.30%	9.89%
C000077724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class I Shares/JSMGX)
Account Value	$ 25,776		25,776	25,776	$ 25,776	$ 25,776				20,875					18,734		25,446		19,004		18,098	18,536	14,860	12,229	10,520	10,000
Average Annual Return, Percent	23.48%				7.33%	9.93%
C000114880 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class N Shares/JGMNX)
Account Value	$ 26,040		26,040	26,040	$ 26,040	$ 26,040				21,071					18,886		25,632		19,123		18,193	18,614	14,909	12,258	10,531	10,000
Average Annual Return, Percent	23.59%				7.44%	10.04%
C000077725 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class R Shares/JGMRX)
Account Value	$ 24,163		24,163	24,163	$ 24,163	$ 24,163				19,696					17,788		24,322		18,279		17,525	18,062	14,577	12,073	10,452	10,000
Average Annual Return, Percent	22.68%				6.64%	9.22%
C000077726 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class S Shares/JGMIX)
Account Value	$ 24,765		24,765	24,765	$ 24,765	$ 24,765				20,139					18,149		24,745		18,553		17,740	18,242	14,688	12,133	10,476	10,000
Average Annual Return, Percent	22.97%				6.90%	9.49%
C000028947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Triton Fund (Class T Shares/JATTX)
Account Value	$ 25,414		25,414	25,414	$ 25,414	$ 25,414				20,604					18,517		25,192		18,845		17,967	18,432	14,802	12,198	10,508	10,000
Average Annual Return, Percent	23.34%				7.18%	9.78%
C000100475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class A Shares/JVTAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	20.08%				7.47%	9.06%
C000100475 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class A Shares/JVTAX) at NAV
Account Value	$ 25,248		25,248	25,248	$ 25,248	$ 25,248				19,815					18,037		25,258		18,466		16,597	17,303	14,202	12,043	10,550	10,000
Average Annual Return, Percent	27.42%				8.75%	9.70%
C000100476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class C Shares/JVTCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	25.68%	[9]			7.94%	8.90%
C000100476 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class C Shares/JVTCX) at NAV
Account Value	$ 23,453		23,453	23,453	$ 23,453	$ 23,453				18,514					17,018		24,006		17,686		16,007	16,805	13,895	11,869	10,475	10,000
Average Annual Return, Percent	26.68%				7.94%	8.90%
C000083533 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class D Shares/JANVX)
Account Value	$ 25,804		25,804	25,804	$ 25,804	$ 25,804				20,208					18,353		25,643		18,708		16,776	17,452	14,294	12,094	10,570	10,000
Average Annual Return, Percent	27.69%				8.99%	9.94%
C000100477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class I Shares/JVTIX)
Account Value	$ 25,915		25,915	25,915	$ 25,915	$ 25,915				20,290					18,423		25,731		18,764		16,822	17,490	14,317	12,108	10,578	10,000
Average Annual Return, Percent	27.73%				9.03%	9.99%
C000114881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class N Shares/JVTNX)
Account Value	$ 26,147		26,147	26,147	$ 26,147	$ 26,147				20,451					18,551		25,888		18,863		16,894	17,550	14,354	12,128	10,587	10,000
Average Annual Return, Percent	27.85%				9.13%	10.09%
C000100478 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class S Shares/JVTSX)
Account Value	$ 24,871		24,871	24,871	$ 24,871	$ 24,871				19,551					17,825		25,000		18,309		16,480	17,204	14,143	12,009	10,534	10,000
Average Annual Return, Percent	27.21%				8.58%	9.54%
C000028950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Venture Fund (Class T Shares/JAVTX)
Account Value	$ 25,531		25,531	25,531	$ 25,531	$ 25,531				20,016					18,199		25,456		18,593		16,692	17,380	14,252	12,069	10,561	10,000
Average Annual Return, Percent	27.56%				8.87%	9.83%
C000077732 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class A Shares/JDWAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	29.02%				12.45%	9.75%
C000077732 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class A Shares/JDWAX) at NAV
Account Value	$ 26,900		26,900	26,900	$ 26,900	$ 26,900				19,649					15,728		20,586		16,174		14,099	13,900	12,311	10,332	9,653	10,000
Average Annual Return, Percent	36.90%				13.79%	10.40%
C000077733 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class C Shares/JWWCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	34.79%	[10]			12.99%	9.64%
C000077733 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class C Shares/JWWCX) at NAV
Account Value	$ 25,093		25,093	25,093	$ 25,093	$ 25,093				18,479					14,904		19,636		15,531		13,625	13,522	12,053	10,178	9,577	10,000
Average Annual Return, Percent	35.79%				12.99%	9.64%
C000083534 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class D Shares/JANWX)
Account Value	$ 27,630		27,630	27,630	$ 27,630	$ 27,630				20,141					16,085		20,992		16,441		14,288	14,043	12,398	10,372	9,668	10,000
Average Annual Return, Percent	37.18%				14.10%	10.70%
C000077734 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class I Shares/JWWFX)
Account Value	$ 27,857		27,857	27,857	$ 27,857	$ 27,857				20,297					16,197		21,124		16,532		14,356	14,096	12,435	10,394	9,678	10,000
Average Annual Return, Percent	37.25%				14.18%	10.79%
C000114882 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class N Shares/JDWNX)
Account Value	$ 27,845		27,845	27,845	$ 27,845	$ 27,845				20,272					16,168		21,075		16,484		14,305	14,037	12,377	10,359	9,661	10,000
Average Annual Return, Percent	37.36%				14.25%	10.78%
C000077735 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class R Shares/JDWRX)
Account Value	$ 25,962		25,962	25,962	$ 25,962	$ 25,962				19,051					15,310		20,112		15,853		13,866	13,715	12,185	10,253	9,612	10,000
Average Annual Return, Percent	36.28%				13.37%	10.01%
C000077736 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class S Shares/JWGRX)
Account Value	$ 26,674		26,674	26,674	$ 26,674	$ 26,674				19,520					15,646		20,496		16,109		14,050	13,855	12,276	10,304	9,636	10,000
Average Annual Return, Percent	36.65%				13.68%	10.31%
C000028951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Research Fund (Class T Shares/JAWWX)
Account Value	$ 27,391		27,391	27,391	$ 27,391	$ 27,391				19,988					15,978		20,872		16,363		14,234	14,000	12,372	10,359	9,661	10,000
Average Annual Return, Percent	37.04%				13.99%	10.60%
C000077737 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	18.51%				9.65%	12.03%
C000077737 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class A Shares/JDMAX) at NAV
Account Value	$ 33,026		33,026	33,026	$ 33,026	$ 33,026				26,265					22,292		27,544		20,781		19,640	17,875	14,816	12,358	10,588	10,000
Average Annual Return, Percent	25.74%				10.95%	12.69%
C000077738 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class C Shares/JGRCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	24.12%	[11]			10.37%	12.05%
C000077738 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class C Shares/JGRCX) at NAV
Account Value	$ 31,191		31,191	31,191	$ 31,191	$ 31,191				24,930					21,272		26,411		20,038		19,047	17,435	14,537	12,197	10,519	10,000
Average Annual Return, Percent	25.12%				10.37%	12.05%
C000083535 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class D Shares/JANEX)
Account Value	$ 34,071		34,071	34,071	$ 34,071	$ 34,071				27,008					22,851		28,142		21,165		19,938	18,090	14,951	12,431	10,619	10,000
Average Annual Return, Percent	26.15%				11.31%	13.04%
C000077739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class I Shares/JMGRX)
Account Value	$ 34,243		34,243	34,243	$ 34,243	$ 34,243				27,138					22,953		28,256		21,241		20,001	18,137	14,980	12,450	10,628	10,000
Average Annual Return, Percent	26.18%				11.35%	13.10%
C000114883 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class N Shares/JDMNX)
Account Value	$ 34,569		34,569	34,569	$ 34,569	$ 34,569				27,368					23,124		28,442		21,362		20,097	18,206	15,025	12,474	10,639	10,000
Average Annual Return, Percent	26.32%				11.46%	13.21%
C000077740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class R Shares/JDMRX)
Account Value	$ 32,086		32,086	32,086	$ 32,086	$ 32,086				25,591					21,783		26,993		20,425		19,359	17,670	14,692	12,288	10,559	10,000
Average Annual Return, Percent	25.38%				10.63%	12.37%
C000077741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class S Shares/JGRTX)
Account Value	$ 32,896		32,896	32,896	$ 32,896	$ 32,896				26,173					22,223		27,471		20,735		19,603	17,848	14,803	12,351	10,586	10,000
Average Annual Return, Percent	25.69%				10.91%	12.65%
C000028952 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Enterprise Fund (Class T Shares/JAENX)
Account Value	$ 33,745		33,745	33,745	$ 33,745	$ 33,745				26,778					22,680		27,962		21,053		19,854	18,030	14,916	12,413	10,613	10,000
Average Annual Return, Percent	26.02%				11.19%	12.93%
C000077752 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	19.02%				12.68%	10.14%
C000077752 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class A Shares/JFNAX) at NAV
Account Value	$ 27,878		27,878	27,878	$ 27,878	$ 27,878				22,076					19,567		22,234		18,890		14,466	15,353	13,054	11,392	11,400	10,000
Average Annual Return, Percent	26.28%				14.02%	10.80%
C000077753 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	24.34%	[12]			13.21%	9.99%
C000077753 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class C Shares/JFNCX) at NAV
Account Value	$ 25,907		25,907	25,907	$ 25,907	$ 25,907				20,670					18,457		21,113		18,064		13,934	14,895	12,762	11,219	11,316	10,000
Average Annual Return, Percent	25.34%				13.21%	9.99%
C000083538 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class D Shares/JNGLX)
Account Value	$ 28,387		28,387	28,387	$ 28,387	$ 28,387				22,437					19,855		22,520		19,100		14,600	15,472	13,132	11,438	11,424	10,000
Average Annual Return, Percent	26.52%				14.22%	11.00%
C000077754 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class I Shares/JFNIX)
Account Value	$ 28,514		28,514	28,514	$ 28,514	$ 28,514				22,530					19,927		22,593		19,153		14,633	15,495	13,145	11,440	11,419	10,000
Average Annual Return, Percent	26.56%				14.27%	11.05%
C000198286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class N Shares/JFNNX)
Account Value	$ 28,556		28,556	28,556	$ 28,556	$ 28,556				22,540					19,919		22,561		19,110		14,591	15,440	13,096	11,416	11,412	10,000
Average Annual Return, Percent	26.69%				14.37%	11.06%
C000077755 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class S Shares/JFNSX)
Account Value	$ 27,399		27,399	27,399	$ 27,399	$ 27,399				21,738					19,307		21,979		18,709		14,358	15,269	13,006	11,366	11,392	10,000
Average Annual Return, Percent	26.04%				13.80%	10.60%
C000028956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Life Sciences Fund (Class T Shares/JAGLX)
Account Value	$ 28,116		28,116	28,116	$ 28,116	$ 28,116				22,247					19,704		22,370		18,994		14,536	15,416	13,096	11,416	11,412	10,000
Average Annual Return, Percent	26.38%				14.10%	10.89%
C000077597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	18.60%				1.63%	5.00%
C000077597 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class A Shares/JERAX) at NAV
Account Value	$ 17,289		17,289	17,289	$ 17,289	$ 17,289				13,735					13,588		17,924		14,653		15,033	12,836	11,911	11,013	9,873	10,000
Average Annual Return, Percent	25.87%				2.84%	5.63%
C000077598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	23.87%	[13]			2.02%	4.81%
C000077598 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class C Shares/JERCX) at NAV
Account Value	$ 15,996		15,996	15,996	$ 15,996	$ 15,996				12,810					12,764		16,976		13,990		14,473	12,457	11,641	10,844	9,797	10,000
Average Annual Return, Percent	24.87%				2.02%	4.81%
C000083540 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class D Shares/JNGSX)
Account Value	$ 17,587		17,587	17,587	$ 17,587	$ 17,587				13,941					13,768		18,128		14,787		15,149	12,914	11,960	11,048	9,883	10,000
Average Annual Return, Percent	26.15%				3.03%	5.81%
C000077599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class I Shares/JERIX)
Account Value	$ 17,729		17,729	17,729	$ 17,729	$ 17,729				14,052					13,855		18,241		14,883		15,235	12,977	11,992	11,064	9,894	10,000
Average Annual Return, Percent	26.17%				3.08%	5.89%
C000198287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class N Shares/JERNX)
Account Value	$ 17,841		17,841	17,841	$ 17,841	$ 17,841				14,126					13,924		18,306		14,908		15,258	12,983	11,992	11,064	9,894	10,000
Average Annual Return, Percent	26.30%				3.18%	5.96%
C000077600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class S Shares/JERSX)
Account Value	$ 16,980		16,980	16,980	$ 16,980	$ 16,980				13,512					13,376		17,686		14,494		14,894	12,745	11,850	10,977	9,858	10,000
Average Annual Return, Percent	25.67%				2.66%	5.44%
C000077601 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Real Estate Fund (Class T Shares/JERTX)
Account Value	$ 17,481		17,481	17,481	$ 17,481	$ 17,481				13,861					13,698		18,060		14,744		15,117	12,891	11,947	11,032	9,882	10,000
Average Annual Return, Percent	26.12%				2.95%	5.74%
C000077618 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class A Shares/JDCAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	34.22%				14.99%	14.98%
C000077618 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class A Shares/JDCAX) at NAV
Account Value	$ 42,837		42,837	42,837	$ 42,837	$ 42,837				30,080					23,144		35,067		27,032		20,081	18,633	15,055	12,337	11,079	10,000
Average Annual Return, Percent	42.41%				16.36%	15.66%
C000077619 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class C Shares/JACCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	40.44%	[14]			15.58%	14.94%
C000077619 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class C Shares/JACCX) at NAV
Account Value	$ 40,236		40,236	40,236	$ 40,236	$ 40,236				28,447					22,039		33,612		26,079		19,510	18,214	14,802	12,208	11,026	10,000
Average Annual Return, Percent	41.44%				15.58%	14.94%
C000177054 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class D Shares/JFRDX)
Account Value	$ 43,512		43,512	43,512	$ 43,512	$ 43,512				30,496					23,417		35,407		27,236		20,193	18,691	15,066	12,322	11,086	10,000
Average Annual Return, Percent	42.68%				16.60%	15.84%
C000077620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class I Shares/JCAPX)
Account Value	$ 44,070		44,070	44,070	$ 44,070	$ 44,070				30,869					23,691		35,809		27,530		20,397	18,875	15,199	12,414	11,117	10,000
Average Annual Return, Percent	42.76%				16.66%	15.99%
C000114888 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class N Shares/JFRNX)
Account Value	$ 44,404		44,404	44,404	$ 44,404	$ 44,404				31,081					23,838		35,997		27,659		20,479	18,936	15,238	12,440	11,134	10,000
Average Annual Return, Percent	42.86%				16.74%	16.08%
C000077621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class R Shares/JDCRX)
Account Value	$ 41,224		41,224	41,224	$ 41,224	$ 41,224				29,075					22,461		34,166		26,442		19,726	18,374	14,897	12,249	11,047	10,000
Average Annual Return, Percent	41.79%				15.88%	15.22%
C000077622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class S Shares/JARTX)
Account Value	$ 42,315		42,315	42,315	$ 42,315	$ 42,315				29,762					22,931		34,803		26,875		19,996	18,575	15,024	12,322	11,086	10,000
Average Annual Return, Percent	42.18%				16.18%	15.52%
C000077623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Forty Fund (Class T Shares/JACTX)
Account Value	$ 43,385		43,385	43,385	$ 43,385	$ 43,385				30,441					23,394		35,416		27,271		20,244	18,756	15,130	12,380	11,110	10,000
Average Annual Return, Percent	42.52%				16.47%	15.81%
C000183873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Emerging Markets Fund (Class A Shares/HEMAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	10.30%				2.22%	1.30%
C000183873 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Emerging Markets Fund (Class A Shares/HEMAX) at NAV
Account Value	$ 12,075		12,075	12,075	$ 12,075	$ 12,075				10,321					9,485		13,964		11,866		10,202	10,700	11,359	9,883	8,675	10,000
Average Annual Return, Percent	17.00%				3.43%	1.90%
C000183875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Emerging Markets Fund (Class C Shares/HEMCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	15.17%	[15]			2.67%	1.14%
C000183875 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Emerging Markets Fund (Class C Shares/HEMCX) at NAV
Account Value	$ 11,199		11,199	11,199	$ 11,199	$ 11,199				9,640					8,926		13,238		11,347		9,819	10,388	11,109	9,744	8,611	10,000
Average Annual Return, Percent	16.17%				2.67%	1.14%
C000183876 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Emerging Markets Fund (Class D Shares/HEMDX)
Account Value	$ 12,231		12,231	12,231	$ 12,231	$ 12,231				10,430					9,568		14,058		11,929		10,225	10,717	11,358	9,901	8,687	10,000
Average Annual Return, Percent	17.27%				3.65%	2.03%
C000183877 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Emerging Markets Fund (Class I Shares/HEMIX)
Account Value	$ 12,390		12,390	12,390	$ 12,390	$ 12,390				10,559					9,685		14,216		12,054		10,331	10,816	11,460	9,943	8,704	10,000
Average Annual Return, Percent	17.34%				3.70%	2.17%
C000183878 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Emerging Markets Fund (Class N Shares/HEMRX)
Account Value	$ 12,413		12,413	12,413	$ 12,413	$ 12,413				10,579					9,694		14,219		12,050		10,321	10,800	11,433	9,917	8,688	10,000
Average Annual Return, Percent	17.33%				3.76%	2.18%
C000183880 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Emerging Markets Fund (Class S Shares/HEMSX)
Account Value	$ 11,904		11,904	11,904	$ 11,904	$ 11,904				10,192					9,376		13,832		11,775		10,129	10,604	11,279	9,853	8,669	10,000
Average Annual Return, Percent	16.80%				3.28%	1.76%
C000183881 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Emerging Markets Fund (Class T Shares/HEMTX)
Account Value	$ 12,122		12,122	12,122	$ 12,122	$ 12,122				10,357					9,500		13,984		11,872		10,197	10,695	11,349	9,889	8,683	10,000
Average Annual Return, Percent	17.05%				3.52%	1.94%
C000183893 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	14.10%				6.16%	4.48%
C000183893 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class A Shares/HFQAX) at NAV
Account Value	$ 16,448		16,448	16,448	$ 16,448	$ 16,448				13,583					11,555		13,289		11,159		11,502	11,644	11,897	10,290	9,545	10,000
Average Annual Return, Percent	21.09%				7.42%	5.10%
C000183894 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	19.29%	[16]			6.69%	4.38%
C000183894 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class C Shares/HFQCX) at NAV
Account Value	$ 15,345		15,345	15,345	$ 15,345	$ 15,345				12,757					10,920		12,641		10,664		11,099	11,311	11,632	10,136	9,471	10,000
Average Annual Return, Percent	20.29%				6.69%	4.38%
C000183895 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class D Shares/HFQDX)
Account Value	$ 16,708		16,708	16,708	$ 16,708	$ 16,708				13,754					11,667		13,392		11,213		11,550	11,674	11,902	10,290	9,545	10,000
Average Annual Return, Percent	21.48%				7.66%	5.27%
C000183896 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class I Shares/HFQIX)
Account Value	$ 16,953		16,953	16,953	$ 16,953	$ 16,953				13,965					11,827		13,560		11,353		11,678	11,783	11,984	10,339	9,568	10,000
Average Annual Return, Percent	21.39%				7.74%	5.42%
C000183897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class N Shares/HFQRX)
Account Value	$ 17,010		17,010	17,010	$ 17,010	$ 17,010				14,001					11,847		13,571		11,355		11,671	11,768	11,963	10,315	9,545	10,000
Average Annual Return, Percent	21.50%				7.82%	5.46%
C000183899 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class S Shares/HFQSX)
Account Value	$ 16,219		16,219	16,219	$ 16,219	$ 16,219				13,417					11,421		13,155		11,054		11,431	11,582	11,838	10,259	9,531	10,000
Average Annual Return, Percent	20.89%				7.25%	4.96%
C000183900 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Equity Income Fund (Class T Shares/HFQTX)
Account Value	$ 16,638		16,638	16,638	$ 16,638	$ 16,638				13,727					11,651		13,377		11,208		11,548	11,669	11,888	10,290	9,545	10,000
Average Annual Return, Percent	21.21%				7.58%	5.22%
C000183903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class A Shares/HFEAX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	20.22%				12.83%	4.89%
C000183903 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class A Shares/HFEAX) at NAV
Account Value	$ 17,108		17,108	17,108	$ 17,108	$ 17,108				13,413					10,689		14,600		11,204		8,820	9,866	10,705	9,515	9,661	10,000
Average Annual Return, Percent	27.55%				14.17%	5.52%
C000183904 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class C Shares/HFECX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	25.61%	[17]			13.31%	4.71%
C000183904 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class C Shares/HFECX) at NAV
Account Value	$ 15,852		15,852	15,852	$ 15,852	$ 15,852				12,520					10,053		13,838		10,703		8,487	9,564	10,453	9,365	9,585	10,000
Average Annual Return, Percent	26.61%				13.31%	4.71%
C000183905 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class D Shares/HFEDX)
Account Value	$ 17,346		17,346	17,346	$ 17,346	$ 17,346				13,571					10,795		14,718		11,272		8,856	9,884	10,705	9,515	9,661	10,000
Average Annual Return, Percent	27.82%				14.39%	5.66%
C000183906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class I Shares/HFEIX)
Account Value	$ 17,551		17,551	17,551	$ 17,551	$ 17,551				13,729					10,913		14,866		11,380		8,936	9,962	10,781	9,560	9,683	10,000
Average Annual Return, Percent	27.85%				14.46%	5.79%
C000183907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class N Shares/HFERX)
Account Value	$ 17,578		17,578	17,578	$ 17,578	$ 17,578				13,740					10,916		14,860		11,367		8,915	9,934	10,743	9,536	9,661	10,000
Average Annual Return, Percent	27.93%				14.54%	5.80%
C000183909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class S Shares/HFESX)
Account Value	$ 17,104		17,104	17,104	$ 17,104	$ 17,104				13,424					10,701		14,586		11,166		8,793	9,818	10,661	9,489	9,649	10,000
Average Annual Return, Percent	27.42%				14.23%	5.51%
C000183910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson European Focus Fund (Class T Shares/HFETX)
Account Value	$ 17,231		17,231	$ 17,231	$ 17,231	$ 17,231				13,497					10,749		14,669		11,249		8,844	9,874	10,708	9,515	9,661	10,000
Average Annual Return, Percent	27.66%				14.27%	5.59%
C000219909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at Maximum Offering Price - 5.75%
Average Annual Return, Percent	25.53%			10.90%
C000219909 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class A Shares/JEASX) at NAV
Account Value	$ 16,499		16,499	$ 16,499	$ 16,499	$ 16,499		$ 15,311		12,392		$ 12,687			10,504	$ 13,633	14,204	$ 13,161	11,180	$ 10,000
Average Annual Return, Percent	33.14%			12.46%
C000219911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) with Contingent Deferred Sales Charge
Average Annual Return, Percent	32.03%	[18]		12.46%
C000219911 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class C Shares/JECTX) at NAV
Account Value	$ 16,501		16,501	$ 16,501	16,501	16,501		15,321		12,403		12,698			10,510	13,625	14,163	13,130	11,160	10,000
Average Annual Return, Percent	33.03%			12.46%
C000219910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class D Shares/JEDTX)
Account Value	$ 16,575		16,575	$ 16,575	16,575	16,575		15,375		12,426		12,710			10,516	13,640	14,215	13,154	11,180	10,000
Average Annual Return, Percent	33.39%			12.58%
C000219912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class I Shares/JEUIX)
Account Value	$ 16,610		16,610	$ 16,610	16,610	16,610		15,403		12,450		12,735			10,541	13,676	14,239	13,176	11,190	10,000
Average Annual Return, Percent	33.42%			12.63%
C000219908 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class N Shares/JETNX)
Account Value	$ 16,682		16,682	$ 16,682	16,682	16,682		15,458		12,484		12,769			10,551	13,687	14,245	13,174	11,190	10,000
Average Annual Return, Percent	33.62%			12.75%
C000225293 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class R Shares/JEGRX)
Account Value	$ 16,529		16,529	$ 16,529	16,529	16,529		15,331		12,399		12,683			10,489	13,596	14,121	13,102	11,170	10,000
Average Annual Return, Percent	33.31%			12.50%
C000219906 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class S Shares/JESSX)
Account Value	$ 16,574		16,574	$ 16,574	16,574	16,574		15,371		12,415		12,701			10,504	13,634	14,191	13,138	11,170	10,000
Average Annual Return, Percent	33.49%			12.57%
C000219907 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson Global Sustainable Equity Fund (Class T Shares/JETTX)
Account Value	$ 16,514		16,514	$ 16,514	16,514	16,514		15,328		12,389		12,682			10,492	13,626	14,201	13,149	11,180	10,000
Average Annual Return, Percent	33.30%			12.48%
C000240132 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson U.S. Dividend Income Fund (Class D Shares/JDDVX)
Account Value	$ 12,357		$ 12,357	$ 12,357	12,357	12,357	$ 11,312	11,563	$ 10,791	9,975	$ 10,265	10,130	$ 10,110	$ 10,000
Average Annual Return, Percent	23.89%		12.64%
C000240130 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson U.S. Dividend Income Fund (Class I Shares/JIDVX)
Account Value	$ 12,371		$ 12,371	12,371	12,371	12,371	11,320	11,578	10,802	9,981	10,266	10,130	10,100	10,000
Average Annual Return, Percent	23.94%		12.71%
C000240131 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Janus Henderson U.S. Dividend Income Fund (Class N Shares/JNDVX)
Account Value	$ 12,372		$ 12,372	12,372	12,372	12,372	11,320	11,579	10,803	9,982	10,267	10,130	10,100	10,000
Average Annual Return, Percent	23.95%		12.72%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 35,098		$ 35,098	35,098	$ 35,098	$ 35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Average Annual Return, Percent	36.35%				15.98%	13.38%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004		12,004	12,004	$ 12,004	$ 12,004				10,760					10,691		12,518		12,632		11,807	10,705	10,836	10,829	10,294	10,000
Average Annual Return, Percent	11.57%				0.33%	1.84%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 34,257		$ 34,257	34,257	$ 34,257	$ 34,257	14,532	14,031	12,721	25,248	11,731	10,804	10,054	10,000	20,833		25,165		19,215		16,563	15,946	13,540	11,423	9,939	10,000
Average Annual Return, Percent	35.68%		27.56%		15.64%	13.10%
MSCI All Country World IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 24,526		$ 24,526	24,526	$ 24,526	$ 24,526				18,615					15,409		19,421		15,240		13,799	13,611	12,399	10,451	9,334	10,000
Average Annual Return, Percent	31.76%				12.19%	9.39%
MSCI All Country World ex USA IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-USA IndexSM
Account Value	$ 16,630		16,630	16,630	$ 16,630	$ 16,630				13,267					11,020		14,726		11,884		11,537	11,681	11,479	9,597	8,784	10,000
Average Annual Return, Percent	25.35%				7.59%	5.22%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 33,432		33,432	33,432	$ 33,432	$ 33,432				24,729					20,528		24,921		18,898		16,433	15,967	13,579	11,440	9,951	10,000
Average Annual Return, Percent	35.19%				15.26%	12.83%
MSCI World IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM
Account Value	$ 26,114		26,114	$ 26,114	$ 26,114	$ 26,114		16,599		19,719		13,268			16,169	$ 14,270	20,119	$ 12,959	15,618	$ 10,000	14,146	13,892	12,489	10,569	9,491	10,000
Average Annual Return, Percent	32.43%			14.95%	13.04%	10.07%
MSCI Emerging Markets IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets IndexSM
Account Value	$ 14,837		14,837	$ 14,837	$ 14,837	$ 14,837				11,770					10,538		14,659		12,401		11,219	11,450	11,544	9,426	8,072	10,000
Average Annual Return, Percent	26.05%				5.75%	4.02%
MSCI Europe IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Europe IndexSM
Account Value	$ 17,228		17,228	17,228	$ 17,228	$ 17,228				13,757					10,677		14,198		11,158		11,246	11,331	11,365	9,293	9,067	10,000
Average Annual Return, Percent	25.23%				8.90%	5.59%
MSCI World S000068819 IndexSM [Member]
Account Value [Line Items]
Account Value	$ 18,121		18,121	18,121	$ 18,121	$ 18,121				13,683					11,220		13,961		10,838
Russell 1000 C000240132 Index [Member]
Account Value [Line Items]
Account Value	$ 15,415		15,415	15,415	15,415	15,415				11,362
Balanced Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Balanced Index
Account Value	$ 22,284		22,284	22,284	$ 22,284	$ 22,284				17,820					15,917		18,681		16,195		14,446	13,449	12,336	11,218	10,114	10,000
Average Annual Return, Percent	25.05%				9.06%	8.34%
MSCI All Country World Information Technology IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Information Technology IndexSM
Account Value	$ 57,502		57,502	57,502	$ 57,502	$ 57,502				38,761					28,526		38,877		29,845		20,612	19,386	15,781	12,140	9,880	10,000
Average Annual Return, Percent	48.35%				22.78%	19.12%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Account Value	$ 46,145		46,145	46,145	$ 46,145	$ 46,145				32,453					25,409		32,824		25,782		18,746	18,076	14,312	11,737	10,317	10,000
Average Annual Return, Percent	42.19%				19.74%	16.52%
Standard And Poors 500 S000010470 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	36.35%				15.98%	13.38%
Standard And Poors 500 C000077669 Index [Member]
Account Value [Line Items]
Account Value	$ 35,098		35,098	35,098	$ 35,098	$ 35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000077670 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000083517 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000077671 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000114872 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000177053 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000077672 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000028926 Index [Member]
Account Value [Line Items]
Account Value	$ 35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Russell 2500TM Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Account Value	$ 25,896		25,896	25,896	$ 25,896	$ 25,896				20,683					18,699		26,484		20,067		16,266	16,964	13,777	11,475	10,335	10,000
Average Annual Return, Percent	25.20%				9.75%	9.98%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Growth Index
Account Value	$ 23,560		23,560	23,560	$ 23,560	$ 23,560				18,456					16,840		23,810		17,867		15,440	17,086	14,113	11,666	10,404	10,000
Average Annual Return, Percent	27.66%				8.82%	8.95%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Account Value	$ 23,210		23,210	23,210	$ 23,210	$ 23,210				18,310					16,809		21,972		14,878		14,820	16,266	14,115	11,691	10,125	10,000
Average Annual Return, Percent	26.76%				9.39%	8.78%
MSCI All Country World C000077732 IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 24,526		24,526	24,526	$ 24,526	$ 24,526				18,615					15,409		19,421		15,240		13,799	13,611	12,399	10,451	9,334	10,000
Average Annual Return, Percent	31.76%				12.19%	9.39%
MSCI All Country World C000077733 IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 24,526		24,526	24,526	$ 24,526	$ 24,526				18,615					15,409		19,421		15,240		13,799	13,611	12,399	10,451	9,334	10,000
Average Annual Return, Percent	31.76%				12.19%	9.39%
MSCI All Country World C000083534 IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 24,526		24,526	24,526	$ 24,526	$ 24,526				18,615					15,409		19,421		15,240		13,799	13,611	12,399	10,451	9,334	10,000
Average Annual Return, Percent	31.76%				12.19%	9.39%
MSCI All Country World C000077734 IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 24,526		24,526	24,526	$ 24,526	$ 24,526				18,615					15,409		19,421		15,240		13,799	13,611	12,399	10,451	9,334	10,000
Average Annual Return, Percent	31.76%				12.19%	9.39%
MSCI All Country World C000114882 IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 24,526		24,526	24,526	$ 24,526	$ 24,526				18,615					15,409		19,421		15,240		13,799	13,611	12,399	10,451	9,334	10,000
Average Annual Return, Percent	31.76%				12.19%	9.39%
MSCI All Country World C000077735 IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 24,526		24,526	24,526	$ 24,526	$ 24,526				18,615					15,409		19,421		15,240		13,799	13,611	12,399	10,451	9,334	10,000
Average Annual Return, Percent	31.76%				12.19%	9.39%
MSCI All Country World C000077736 IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 24,526		24,526	24,526	$ 24,526	$ 24,526				18,615					15,409		19,421		15,240		13,799	13,611	12,399	10,451	9,334	10,000
Average Annual Return, Percent	31.76%				12.19%	9.39%
MSCI All Country World C000028951 IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World IndexSM
Account Value	$ 24,526		24,526	24,526	$ 24,526	$ 24,526				18,615					15,409		19,421		15,240		13,799	13,611	12,399	10,451	9,334	10,000
Average Annual Return, Percent	31.76%				12.19%	9.39%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Account Value	$ 29,168		29,168	29,168	$ 29,168	$ 29,168				22,552					19,199		27,232		20,875		16,940	16,102	13,296	11,285	10,145	10,000
Average Annual Return, Percent	29.33%				11.48%	11.30%
MSCI World Health Care IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care IndexSM
Account Value	$ 23,598		23,598	23,598	$ 23,598	$ 23,598				19,528					17,612		19,524		16,460		13,624	13,878	12,155	10,813	10,266	10,000
Average Annual Return, Percent	20.84%				11.61%	8.96%
Standard And Poors 500 C000077752 Index [Member]
Account Value [Line Items]
Account Value	$ 35,098		35,098	35,098	$ 35,098	$ 35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 S000010494 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	36.35%				15.98%	13.38%
Standard And Poors 500 C000077753 Index [Member]
Account Value [Line Items]
Account Value	$ 35,098		35,098	35,098	$ 35,098	$ 35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000083538 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000077754 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000198286 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000077755 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000028956 Index [Member]
Account Value [Line Items]
Account Value	$ 35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
FTSE EPRA Nareit Global Net Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Global Net Index
Account Value	$ 14,461		14,461	14,461	$ 14,461	$ 14,461				11,315					11,119		14,443		11,456		13,867	12,311	12,061	11,651	10,089	10,000
Average Annual Return, Percent	27.80%				0.84%	3.76%
FTSE EPRA Nareit Global Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Global Index
Account Value	$ 15,782		15,782	15,782	$ 15,782	$ 15,782				12,228					11,897		15,328		12,056		14,464	12,726	12,361	11,836	10,166	10,000
Average Annual Return, Percent	29.06%				1.76%	4.67%
Standard And Poors 500 S000025893 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	36.35%				15.98%	13.38%
Standard And Poors 500 C000077618 Index [Member]
Account Value [Line Items]
Account Value	$ 35,098		35,098	35,098	$ 35,098	$ 35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000077619 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000177054 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000077620 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000114888 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000077621 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000077622 Index [Member]
Account Value [Line Items]
Account Value	35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Standard And Poors 500 C000077623 Index [Member]
Account Value [Line Items]
Account Value	$ 35,098		35,098	35,098	35,098	35,098				25,741					21,165		25,040		19,260		16,727	16,044	13,607	11,472	9,939	10,000
Eighty Five MSCI ACWI ex US High Div Yld 15 MSCI USA High Div Yld Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	85% MSCI ACWI ex-US High Div Yld / 15% MSCI USA High Div Yld Index
Account Value	$ 16,940		16,940	16,940	$ 16,940	$ 16,940				13,570					$ 10,884		$ 12,840		$ 10,479		$ 11,476	$ 11,248	$ 10,886	$ 9,320	$ 8,503	$ 10,000
Average Annual Return, Percent	24.84%				8.10%	5.41%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Account Value	$ 13,183		$ 13,183	$ 13,183	$ 13,183	$ 13,183	$ 12,047	$ 12,314	$ 11,299	$ 10,319	$ 10,656	$ 10,239	$ 10,137	$ 10,000
Average Annual Return, Percent	27.76%		16.82%

[1]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[2]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[3]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[4]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[5]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[6]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[7]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[8]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[9]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[10]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[11]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[12]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[13]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[14]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[15]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[16]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[17]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.
[18]	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.